BUILDERS PROLOAN FUND, INC.

Supplement dated June 1, 1998, to the Builders ProLoan Fund, Inc. Prospectus and Statement of Additional Information dated April 30, 1998.

Effective as of June 1, 1998, the business address for the Fund and the Fund's Manager, Capital Mortgage Management, Inc., will change to the following:

                  2190 South Mason Road, Suite 208
                  St. Louis, Missouri 63011
                  (314)PROLOAN

The business address for the Fund's Distributor, Huntleigh Fund Distributors, Inc., will also change on June 1, 1998 to:

                  Huntleigh Fund Distributors, Inc.
                  Huntleigh Financial Center
                  8000 Maryland Place
                  St. Louis, Missouri 63105
                  (800)727-5405


Shareholder Communications
--------------------------

Shareholder inquiries and requests for information regarding the Fund should be made in writing to the Fund at 2190 South Mason Road, Suite 208, St. Louis, Missouri 63011, or by calling (314)PROLOAN.